Document and Entity Information	Aug. 29, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2019
Entity Registrant Name	BURLINGTON STORES, INC.
Entity Central Index Key	0001579298
Trading Symbol	BURL
Entity Emerging Growth Company	false
Entity File Number	001-36107
Entity Tax Identification Number	800895227
Entity Address, Address Line One	2006 Route
Entity Address, Address Line Two	130 North
Entity Address, City or Town	Burlington
Entity Address, State or Province	New Jersey
Entity Address, Postal Zip Code	08016
City Area Code	609
Local Phone Number	387-7800